CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net Loss	$ (17,390)	$ (52,822)	$ (9,367)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	80	200	162
Stock compensation expense	83	82	17
Issuance of common stock to employees		94	0
Gain from sale of equity-method investment	0	(883)	(581)
Gain from sale of consolidated entity	0	(387)	0
Gain (loss) from equity-method investments	(4)	(22)	45
Deferred income tax benefit		0	(80)
Amortization right-of-use asset	79	296	0
Amortization of debt discount	46	183	42
Change in fair value forward purchase agreement	227	13,403	0
Changes in assets and liabilities:
Accounts receivable	544	(1,111)	(2,223)
Prepaid and other current assets	274	(1,642)	(1,586)
Deposits	(40)	(3,858)	(11,399)
Account payable and accrued liabilities	2,311	5,662	2,217
Operating lease liability	(78)	(283)	0
Customers' deposits and deferred revenue	6,172	10,694	1,321
Net cash used in operating activities	(7,696)	(30,394)	(21,432)
Investing activities:
Cash payment for property and equipment	(56)	(637)	(259)
Proceeds from sale of interest in equity-method investment	0	4,235	6,575
Payment for acquisition of GCA		0	(1,850)
Payment for the purchase of equity-method investments	0	(2,328)	0
Proceeds from the sale of consolidated entity	0	506	0
Cash obtained from acquisition of GCA		0	679
Net cash provided by (used in) investing activities	(56)	1,776	5,145
Financing activities:
Proceeds from lines of credit	0	1,000	4,950
Repayments of lines of credit		0	(5,800)
Collection on subscription receivable		15	35
Proceeds from issuance of convertible notes	0	12,670	18,879
Purchase of forward purchase agreement		(18,911)	0
Proceeds from forward purchase agreement		2,525	0
Proceeds from other loans		0	4,500
Repayment on loans	(684)	(787)	(6)
Proceeds from business combination		19,081	0
Business combination closing costs		(2,359)	0
Proceeds from the sale of preferred stock		24,204	0
Proceeds from exercise of stock options		23	0
Net cash provided by (used in) financing activities	(684)	37,461	22,558
Net increase (decrease) in cash	(8,436)	8,843	6,271
Cash and restricted cash, beginning of year	16,723	7,879	1,608
Cash and restricted cash, end of period	8,287	16,723	7,879
Supplemental disclosure of cash flow information:
Cash paid for interest	1,119	2,268	61
Cash paid for income taxes		0	0
Non-Cash Investing and Financing Activities:
Credit facility for the aircraft deposits	6,000	24,000	0
Conversion of line of credit to convertible note with related party		6,001	0
Original debt discount	(45)	230	0
Conversion of preferred stock to common stock class A		62,565	0
Merger transaction cost payable in stock		4,250	0
Liabilities assumed in merger transaction unpaid at 12/31/2023		1,722	0
Initial recognition of right-of-use asset		0	1,612
Fair value adjustment to equity-method investment upon deconsolidation		0	34
Acquisition of vehicle - direct finance		0	$ 63
Previously Reported [Member]
Financing activities:
Cash and restricted cash, beginning of year	$ 16,722
Cash and restricted cash, end of period		$ 16,722